Long Term Debt (Details) - Schedule of long-term debt - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Long Term Debt [Abstract]
Senior Convertible Notes (at fair value)	$ 14,607,000	$ 17,305,000
Less: current maturities	(13,200,000)	(13,200,000)
Total long-term debt, less current portion	$ 1,407,000	$ 4,105,000